Regulatory Capital (Details Narrative)	Jul. 31, 2023	Jun. 20, 2023	Feb. 01, 2023	Nov. 22, 2019	Sep. 23, 2018	Jan. 01, 2016
Disclosure Of Regulatory Capital [Line Items]
Domestic Stability Buffer					3.00%
Target Total Loss Absorbing Capacity					24.50%
Target Total Loss Absorbing Capacity Leverage Ratio					6.75%
First Of November Two Thousand And Twenty Three [Member]
Disclosure Of Regulatory Capital [Line Items]
Domestic Stability Buffer		3.50%
Basel III [member]
Disclosure Of Regulatory Capital [Line Items]
Common equity capital surcharge	1.00%					1.00%
Target common equity tier 1 capital ratio	8.00%					8.00%
Target tier 1 capital ratio	9.50%
Target total capital ratio	11.50%					11.50%
Domestic Stability Buffer	3.00%
D-SIB surcharge percentage	1.00%			1.00%
G-SIB surcharge percentage	1.00%			1.00%
Domestic systemically important banks addition leverage ratio			0.50%
Domestic systemically important banks minimum capacity leverage ratio			3.00%
Target total loss absorbing capacity leverage ratio supervisory target			6.75%
Basel III [member] | Regulatory Target Ratios [Member]
Disclosure Of Regulatory Capital [Line Items]
Total Capital Target Ratio	14.50%
Basel III [member] | CET 1 [Member] | Regulatory Target Ratios [Member]
Disclosure Of Regulatory Capital [Line Items]
CET1 Target Ratio	11.00%
Basel III [member] | Tier 1 [Member] | Regulatory Target Ratios [Member]
Disclosure Of Regulatory Capital [Line Items]
Tier1 Target Ratio	12.50%					9.50%